Offerings	Jun. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.780% Senior Notes due 2031 of Chubb INA Holdings LLC
Amount Registered | shares	290,191,527
Maximum Aggregate Offering Price	$ 290,191,527.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,075.45
Offering Note	1(a) C$400,000,000 aggregate principal amount of the 3.780% Senior Notes due 2031will be issued. The $290,191,527 amount to be registered is based on the noon buying rate in New York City on May 29, 2026 for cable transfers as announced by the U.S. Federal Reserve Board, which was C$1.3784=$1.00. 1(b) Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.034% Senior Notes due 2033 of Chubb INA Holdings LLC
Amount Registered | shares	290,191,527
Maximum Aggregate Offering Price	$ 290,191,527.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,075.45
Offering Note	C$400,000,000 aggregate principal amount of the 4.034% Senior Notes due 2033 will be issued. The $290,191,527 amount to be registered is based on the noon buying rate in New York City on May 29, 2026 for cable transfers as announced by the U.S. Federal Reserve Board, which was C$1.3784=$1. See Offering Note 1(b).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 3.780% Senior Notes due 2031 of Chubb Limited
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.034% Senior Notes due 2033 of Chubb Limited
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 3.